Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2016